Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.7%
Communication Services - 7.4%
240,813	Cogent Communications Holdings, Inc.	14,460,820
747,053	GCI Liberty, Inc.*	61,228,464
6,447,440	Zynga, Inc.*	58,800,653
		134,489,937
Consumer Discretionary - 12.6%
315,061	Bright Horizons Family Solutions, Inc.*	47,901,875
305,344	Chegg, Inc.*	21,813,775
142,831	Choice Hotels International, Inc.	12,277,753
1,139,434	Clarus Corp.	16,088,808
132,594	Etsy, Inc.*	16,127,408
1,074,445	MakeMyTrip, Ltd.*	16,503,475
818,292	National Vision Holdings, Inc.*	31,291,486
707,836	OneSpaWorld Holdings Ltd.	4,600,934
467,658	Progyny, Inc.*	13,763,175
344,281	Stitch Fix, Inc.*	9,340,344
229,771	TopBuild Corp.*	39,219,612
		228,928,645
Consumer Staples - 5.1%
164,758	Casey's General Stores, Inc.	29,269,259
1,564,328	Hain Celestial Group, Inc.*	53,656,450
451,898	Simply Good Foods Co.*	9,964,351
		92,890,060
Energy - 0.3%
307,655	Cactus, Inc.	5,903,899
Financials - 2.9%
495,738	Ares Management Corp.	20,037,730
116,828	Hamilton Lane, Inc.	7,545,920
1,096,573	Nesco Holdings, Inc.*	4,550,778
376,979	Prosperity Bancshares, Inc.	19,538,822
		51,673,250
Health Care - 21.3%
142,097	Acceleron Pharma, Inc.*	15,990,175
273,673	Biohaven Pharmaceutical Holding Co. Ltd.*	17,791,482
253,605	Blueprint Medicines Corp.*	23,509,183
428,469	Bruker Corp.	17,031,643
477,035	Catalent, Inc.*	40,862,818
274,570	Charles River Laboratories International, Inc.*	62,176,377
292,762	Coherus BioSciences, Inc.*	5,369,255
302,353	Encompass Health Corp.	19,646,898
526,645	Establishment Labs Holdings, Inc.*	9,758,732
172,707	FibroGen, Inc.*	7,101,712
185,303	Global Blood Therapeutics, Inc.*	10,217,607
362,963	HealthEquity, Inc.*	18,645,409
141,961	Inari Medical, Inc.*	9,798,148
150,745	Integra LifeSciences Holdings Corp.*	7,118,179
250,891	Iovance Biotherapeutics, Inc.*	8,259,332
1,240,439	NeoGenomics, Inc.*	45,759,795
219,824	Neurocrine Biosciences, Inc.*	21,138,276
85,296	Nevro Corp.*	11,881,733
190,950	Oak Street Health, Inc.*	10,204,368
406,560	OrthoPediatrics Corp.*	18,669,235
152,178	Tabula Rasa HealthCare, Inc.*	6,204,297
		387,134,654
Industrials - 14.4%
495,414	BWX Technologies, Inc.	27,896,762
91,607	ESCO Technologies, Inc.	7,379,860
109,015	Hexcel Corp.	3,657,453
1,070,751	IAA, Inc.*	55,754,005
54,676	IDEX Corp.	9,973,449
195,976	John Bean Technologies Corp.	18,008,235
237,243	Knight-Swift Transportation Holdings, Inc.	9,655,790
119,148	Mercury Systems, Inc.*	9,229,204
168,408	MSA Safety, Inc.	22,595,301
346,817	SiteOne Landscape Supply, Inc.*	42,294,333
436,804	Waste Connections, Inc.	45,340,255
117,928	Woodward, Inc.	9,453,109
		261,237,756
Information Technology - 26.3%
234,073	Accolade, Inc.*	9,098,418
87,580	Aspen Technology, Inc.*	11,086,752
312,027	BlackLine, Inc.*	27,966,980
139,393	Cabot Microelectronics Corp.	19,906,714
521,123	Dynatrace, Inc.*	21,376,466
310,027	Entegris, Inc.	23,047,407
224,139	Envestnet, Inc.*	17,294,565
1,571,793	EVO Payments, Inc.*	39,059,056
1,603,623	Genpact, Ltd.	62,461,116
82,100	Guidewire Software, Inc.*	8,560,567
915,360	Lattice Semiconductor Corp.*	26,508,826
70,024	Littelfuse, Inc.	12,418,056
196,675	ManTech International Corp.	13,546,974
80,549	MAXIMUS, Inc.	5,510,357
935,983	Mimecast, Ltd.*	43,916,322
893,266	Nuance Communications, Inc.*	29,647,499
567,116	Phreesia, Inc.*	18,221,437
485,606	PROS Holdings, Inc.*	15,510,256
164,049	Sumo Logic, Inc.*	3,576,268
48,603	WEX, Inc.*	6,754,359
765,554	Workiva, Inc.*	42,687,291
1,761,260	Zuora, Inc.*	18,211,428
		476,367,114
Materials - 1.4%
140,088	Quaker Chemical Corp.	25,175,215
Total Common Stocks (Cost $1,188,256,546)		1,663,800,530

Private Placements - 0.1%
19,200	Greenspring Global Partners IV-B, L.P.*^†	1,691,450
91,769	Greenspring Global Partners V-B, L.P.*~†	116,221
Total Private Placements (Cost $–)		1,807,671

Real Estate Investment Trusts - 1.7%
230,953	EastGroup Properties, Inc.	29,869,151
Total Real Estate Investment Trusts (Cost $25,034,797)		29,869,151

Short-Term Investments - 6.2%
Money Market Funds - 6.2%
113,192,759	First American Government Obligations Fund - Class Z, 0.05%#	113,192,759
Total Short-Term Investments (Cost $113,192,759)		113,192,759
Total Investments - 99.7% (Cost $1,326,484,102)		1,808,670,111
Other Assets in Excess of Liabilities - 0.3%		6,233,063
NET ASSETS - 100.0%		$1,814,903,174

* Non-Income Producing
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities.  The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.